UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio Class (QAAGWX)

This semi-annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio Class	$25	0.50%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$199,759
Number of Portfolio Holdings	860

Portfolio Turnover Rate	46.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	43.5%
Asset-Backed Securities	20.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	17.6
Non-U.S. Government Mortgage-Backed Securities	7.3
U.S. Government & Agency Mortgage-Backed Securities	7.1
Foreign Government Obligations & Municipalities	1.9
Commercial Paper	1.1
Securities Lending Collateral	0.4
Short-Term and Other	0.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.1%
Federal National Mortgage Assn.	4.0
Federal Home Loan Mortgage	2.1
Government National Mortgage Assn.	1.0
CVS Health	0.8
HCA	0.7
Wells Fargo	0.7
Goldman Sachs Group	0.7
Crown Castle	0.7
SBA Tower Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E303-053 8/25

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio Class (QAAGWX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio-II Class (QAAGUX)

This semi-annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio-II Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$199,759
Number of Portfolio Holdings	860

Portfolio Turnover Rate	46.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	43.5%
Asset-Backed Securities	20.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	17.6
Non-U.S. Government Mortgage-Backed Securities	7.3
U.S. Government & Agency Mortgage-Backed Securities	7.1
Foreign Government Obligations & Municipalities	1.9
Commercial Paper	1.1
Securities Lending Collateral	0.4
Short-Term and Other	0.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.1%
Federal National Mortgage Assn.	4.0
Federal Home Loan Mortgage	2.1
Government National Mortgage Assn.	1.0
CVS Health	0.8
HCA	0.7
Wells Fargo	0.7
Goldman Sachs Group	0.7
Crown Castle	0.7
SBA Tower Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E353-053 8/25

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio-II Class (QAAGUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2025
Limited-Term Bond Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio
Class
. 6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 4.69 $ 4.66 $ 4.59 $ 4.91 $ 5.00 $ 4.87
Investment activities
Net investment income
(1)(2)
0.10 0.20 0.15 0.09 0.07 0.10
Net realized and unrealized gain/
loss 0.04 0.03 0.07 (0.31) (0.06) 0.13
Total from investment activities 0.14 0.23 0.22 (0.22) 0.01 0.23
Distributions
Net investment income (0.10) (0.20) (0.15) (0.09) (0.07) (0.10)
Net realized gain – – – (0.01) (0.03) –
Total distributions (0.10) (0.20) (0.15) (0.10) (0.10) (0.10)
NET ASSET VALUE
End of period $ 4.73 $ 4.69 $ 4.66 $ 4.59 $ 4.91 $ 5.00
Ratios/Supplemental Data
Total return
(2)(3)
3.01% 4.96% 4.94% (4.52)% 0.13% 4.71%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.61%
(4)
0.63% 0.70% 0.70% 0.70% 0.70%
Net expenses after waivers/
payments by Price Associates 0.50%
(4)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 4.31%
(4)
4.22% 3.32% 1.93% 1.31% 2.04%
Portfolio turnover rate 46.5% 123.7% 72.5% 86.3% 64.3% 70.4%
Net assets, end of period (in
thousands) $ 178,573 $ 172,503 $ 168,464 $ 161,043 $ 171,166 $ 139,173
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio-II
Class
. 6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 4.67 $ 4.64 $ 4.57 $ 4.89 $ 4.98 $ 4.85
Investment activities
Net investment income
(1)(2)
0.09 0.19 0.14 0.08 0.05 0.08
Net realized and unrealized gain/
loss 0.04 0.02 0.07 (0.31) (0.06) 0.13
Total from investment activities 0.13 0.21 0.21 (0.23) (0.01) 0.21
Distributions
Net investment income (0.09) (0.18) (0.14) (0.08) (0.05) (0.08)
Net realized gain – – – (0.01) (0.03) –
Total distributions (0.09) (0.18) (0.14) (0.09) (0.08) (0.08)
NET ASSET VALUE
End of period $ 4.71 $ 4.67 $ 4.64 $ 4.57 $ 4.89 $ 4.98
Ratios/Supplemental Data
Total return
(2)(3)
2.89% 4.70% 4.69% (4.78)% (0.13)% 4.46%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.85%
(4)
0.87% 0.95% 0.95% 0.95% 0.95%
Net expenses after waivers/
payments by Price Associates 0.75%
(4)
0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 4.06%
(4)
3.98% 3.07% 1.69% 1.06% 1.68%
Portfolio turnover rate 46.5% 123.7% 72.5% 86.3% 64.3% 70.4%
Net assets, end of period (in
thousands) $ 21,186 $ 19,785 $ 17,039 $ 17,217 $ 18,786 $ 15,503
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Limited-Term Bond Portfolio
June 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 20.6%
Car Loan  5.3%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 18 18
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 78 80
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 154 156
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 154 156
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 186 187
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 230
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 413
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 175 176
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 113 113
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.405%, 12/26/31 (1) 135 136
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 269
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 179
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 103
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 141
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  140 142
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  100 103
Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  65 66
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  65 66
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  290 295
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 183
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 17 17
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 200 203
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 250 250
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 50 51
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 141
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  290 291
Exeter Select Automobile Receivables
Trust
Series 2025-1, Class B
4.87%, 8/15/31  135 136
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  66 66
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  135 136
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 144
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 414
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 115 116
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 135 136
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 140 142
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1
4.73%, 11/15/29 (1) 110 111
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class B
4.98%, 11/15/29 (1) 265 267
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 197 200
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 415 419
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 287 288
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 105 106
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 215 217
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 25 25
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 40 40
Navistar Financial Dealer Note Master
Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 175 175
Porsche Innovative Lease Owner Trust
Series 2025-1A, Class A4
4.69%, 11/20/30 (1) 100 101
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 136 138
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 165 167
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 212 213
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 212 214
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 250 251
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 250 251
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  125 124
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 362
Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  243 243
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 265 269
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 76 77
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 65 65
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 25 25
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 80 80
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 25 26
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 89 90
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 153
10,494
Home Equity  0.1%
BRAVO Residential Funding Trust
Series 2021-HE2, Class B1, FRN
SOFR30A + 2.40%, 6.705%, 11/25/69 (1) 135 135
135
Other Asset-Backed Securities  14.7%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 175 175
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 180 180
Alinea
Series 2018-1A, Class AR, CLO, FRN
3M TSFR + 0.90%, 5.169%, 7/20/31 (1) 167 166
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.419%, 7/20/31 (1) 250 249
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 7/20/36 (1)(2) 300 299
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 510 486
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 179 181
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 120 123

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Balboa Bay Loan Funding
Series 2023-1A, Class ARR, CLO, FRN
3M TSFR + 1.16%, 4/20/36 (1)(2) 250 250
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.056%, 10/15/30 (1) 375 375
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.524%, 5/17/31 (1) 250 249
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.874%, 5/17/31 (1) 250 248
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 7/15/34 (1)(2) 250 250
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 192 192
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 100 101
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.526%, 11/15/30 (1) 241 241
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.472%, 10/25/30 (1) 153 153
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 5.269%, 4/18/35 (1) 410 407
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 78 77
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.706%, 4/15/30 (1) 250 250
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.056%, 4/15/30 (1) 325 326
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 5.269%, 10/21/31 (1) 378 377
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.569%, 10/21/31 (1) 250 245
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 85 85
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 360 351
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 100 102
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 102
Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 101
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 101
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 185 187
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 70 70
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 20 20
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 183 182
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 101 100
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 5.704%, 5/20/34 (1) 610 610
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 5.641%, 7/17/34 (1) 250 250
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 101 99
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 29 27
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 68 70
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37 (1) 500 496
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 315 311
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.369%, 7/23/32 (1) 139 139
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.679%, 7/23/32 (1) 250 250
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.929%, 7/23/32 (1) 300 299
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 5.319%, 10/20/32 (1) 235 234
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.669%, 10/20/32 (1) 560 555

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.669%, 10/18/33 (1) 580 581
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.884%, 4/23/36 (1) 250 250
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 240 252
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 65 67
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 7/20/35 (1)(2) 780 780
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 511 507
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 126 124
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 521 496
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 139 127
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 34 33
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 175 180
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 46 47
Hilton Grand Vacations Trust
Series 2025-1A, Class A
4.88%, 5/27/42 (1) 120 121
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 205 207
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 275 275
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 100 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 200 203
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 340 341
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100 101
Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 105 107
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 206 198
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.429%, 11/21/30 (1) 259 259
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 5.514%, 7/27/31 (1) 156 156
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.094%, 7/27/31 (1) 250 250
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.319%, 10/20/29 (1) 250 250
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.546%, 10/15/32 (1) 485 485
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 490 489
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.319%, 7/23/32 (1) 326 325
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.499%, 4/20/33 (1) 128 128
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100 98
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 46 45
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 61 59
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 20 19
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 150 151
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 71 73
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 57 59
Nassau
Series 2018-IIA, Class A, CLO, FRN
3M TSFR + 1.542%, 5.798%, 10/15/31 (1) 99 99
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 5.521%, 1/20/32 (1) 348 348
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.33%, 7/17/36 (1) 670 669

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.419%, 10/20/30 (1) 173 173
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 5.458%, 2/14/31 (1) 420 418
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 5.118%, 2/14/31 (1) 210 210
Octagon Investment Partners XXI
Series 2014-1A, Class BR4, CLO, FRN
3M TSFR + 1.35%, 5.658%, 2/14/31 (1) 250 249
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 137 137
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100 102
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 103
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 95 95
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 102
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.48%, 7/30/31 (1) 107 107
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 7/30/37 (1)(2) 500 500
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 7/30/37 (1)(2) 315 315
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.419%, 1/20/31 (1) 120 120
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 65 66
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 165 167
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 100 99
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 240 232
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 544 544
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.932%, 7/25/31 (1) 530 530
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 155 157
Par/Shares $ Value
(Amounts in 000s)
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 238 243
Sierra Timeshare Receivables Funding
Series 2021-2A, Class B
1.80%, 9/20/38 (1) 28 27
Sierra Timeshare Receivables Funding
Series 2021-2A, Class C
1.95%, 9/20/38 (1) 57 56
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.919%, 1/20/32 (1) 250 250
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.789%, 7/15/33 (1) 250 250
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 5.156%, 1/15/34 (1) 583 580
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 5.611%, 4/20/33 (1) 206 207
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.469%, 10/20/30 (1) 77 77
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.456%, 7/15/30 (1) 26 26
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 5.316%, 4/15/31 (1) 77 77
THL Credit Wind River
Series 2019-3A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 5.806%, 4/15/31 (1) 265 264
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.256%, 4/15/31 (1) 145 145
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.519%, 7/20/31 (1) 263 263
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date:
12/10/24, Cost $336 (3)(4) 336 336
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 140 140
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 255 257
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 211 211
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.612%, 1/25/34 (1) 580 580
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 5.342%, 1/25/35 (1) 480 478

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 126 128
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 84 86
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 180 180
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100 102
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.056%, 10/15/31 (1) 250 250
Wellfleet
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 5.349%, 10/20/31 (1) 116 116
29,457
Student Loan  0.4%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 53 52
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 34 33
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 25 23
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 69 64
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 32 30
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 4.784%, 3/22/32  143 140
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 5.174%, 3/26/68 (1) 86 86
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 162 151
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 60 57
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 158 160
796
Whole Business  0.1%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 223 226
226
Total Asset-Backed Securities
(Cost $40,873) 41,108
Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS
 43.5%
FINANCIAL INSTITUTIONS
 12.3%
Banking  7.1%
Ally Financial, VR, 5.737%, 5/15/29 (5) 180 183
American Express, VR, 4.731%,
4/25/29 (5)(6) 230 232
American Express, VR, 5.043%,
7/26/28 (5) 180 182
American Express, VR, 5.098%,
2/16/28 (5) 105 106
American Express, VR, 5.532%,
4/25/30 (5) 205 213
Banco Santander, VR, 5.552%, 3/14/28 (5) 200 203
Bank of America, VR, 1.734%, 7/22/27 (5) 190 185
Bank of America, VR, 4.623%, 5/9/29 (5) 390 392
Bank of America, VR, 5.08%, 1/20/27 (5) 200 201
Bank of New York Mellon, VR, 4.414%,
7/24/26 (5) 225 225
Bank of New York Mellon, VR, 4.729%,
4/20/29 (5) 280 284
Banque Federative du Credit Mutuel,
4.935%, 1/26/26 (1) 200 201
Barclays, VR, 5.086%, 2/25/29 (5) 255 258
Barclays, VR, 5.304%, 8/9/26 (5) 200 200
Barclays, VR, 7.325%, 11/2/26 (5) 205 207
BNP Paribas, VR, 4.792%, 5/9/29 (1)(5) 475 477
CaixaBank, VR, 6.684%, 9/13/27 (1)(5) 290 297
Capital One Financial, VR, 4.985%,
7/24/26 (5) 205 205
Capital One Financial, VR, 6.312%,
6/8/29 (5) 120 126
Capital One Financial, VR, 7.149%,
10/29/27 (5) 115 119
Citigroup, VR, 5.174%, 2/13/30 (5) 185 188
Credit Agricole, VR, 5.222%, 5/27/31 (1)(5) 250 254
Credit Agricole, VR, 5.23%, 1/9/29 (1)(5) 285 290
Danske Bank, VR, 4.613%, 10/2/30 (1)(5) 200 199
Danske Bank, VR, 5.427%, 3/1/28 (1)(5) 200 203
Danske Bank, VR, 6.259%, 9/22/26 (1)(5) 200 201
Goldman Sachs Group, VR, 4.482%,
8/23/28 (5) 190 190
Goldman Sachs Group, VR, 4.937%,
4/23/28 (5) 530 534
Goldman Sachs Group, VR, 5.218%,
4/23/31 (5) 295 302
Goldman Sachs Group, VR, 5.798%,
8/10/26 (5) 390 390
HSBC Holdings, VR, 4.899%, 3/3/29 (5) 245 247
HSBC Holdings, VR, 5.13%, 11/19/28 (5) 290 293
HSBC Holdings, VR, 5.597%, 5/17/28 (5) 260 265
ING Groep, VR, 4.858%, 3/25/29 (5) 290 293
JPMorgan Chase, FRN, SOFR + 0.885%,
5.235%, 4/22/27  75 75
JPMorgan Chase, VR, 4.979%, 7/22/28 (5) 200 202
JPMorgan Chase, VR, 5.04%, 1/23/28 (5) 180 182
JPMorgan Chase, VR, 5.103%, 4/22/31 (5) 220 226

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Lloyds Banking Group, VR, 5.462%,
1/5/28 (5) 220 223
Manufacturers & Traders Trust, VR,
4.762%, 7/6/28 (5) 250 252
Morgan Stanley, VR, 4.994%, 4/12/29 (5) 280 284
Morgan Stanley, VR, 6.138%, 10/16/26 (5) 250 251
PNC Financial Services Group, VR,
4.758%, 1/26/27 (5) 265 266
Santander Holdings USA, VR, 2.49%,
1/6/28 (5) 190 184
Santander Holdings USA, VR, 6.124%,
5/31/27 (5) 40 40
Societe Generale, VR, 5.249%, 5/22/29 (1)
(5) 370 374
Societe Generale, VR, 5.519%, 1/19/28 (1)
(5) 270 273
Standard Chartered, 4.30%, 2/19/27 (1) 200 199
Standard Chartered, VR, 5.688%,
5/14/28 (1)(5) 200 204
State Street, 4.834%, 4/24/30  240 244
U.S. Bancorp, VR, 4.548%, 7/22/28 (5) 280 280
U.S. Bancorp, VR, 5.727%, 10/21/26 (5) 145 146
UBS Group, VR, 1.494%, 8/10/27 (1)(5) 200 193
UBS Group, VR, 6.327%, 12/22/27 (1)(5) 200 205
Wells Fargo, VR, 4.54%, 8/15/26 (5) 275 275
Wells Fargo, VR, 4.97%, 4/23/29 (5) 770 780
Wells Fargo, Series W, VR, 4.90%,
1/24/28 (5) 365 367
14,070
Brokerage Asset Managers
Exchanges  0.7%
Charles Schwab, 2.45%, 3/3/27  413 401
Charles Schwab, 3.20%, 3/2/27  135 133
Intercontinental Exchange, 3.625%, 9/1/28  207 202
LPL Holdings, 4.625%, 11/15/27 (1) 60 60
LPL Holdings, 4.90%, 4/3/28  125 126
LPL Holdings, 5.70%, 5/20/27  343 349
LPL Holdings, 6.75%, 11/17/28  90 96
Nasdaq, 5.35%, 6/28/28  105 108
1,475
Finance Companies  0.8%
AerCap Ireland Capital, 6.10%, 1/15/27  155 158
AerCap Ireland Capital, 6.45%, 4/15/27  422 436
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 81 79
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 190 195
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 93
GATX, 3.25%, 9/15/26  417 410
GATX, 3.85%, 3/30/27  80 79
GATX, 5.40%, 3/15/27  135 137
1,587
Insurance  3.5%
American International Group, 4.85%,
5/7/30  215 218
Aspen Insurance Holdings, 5.75%, 7/1/30  130 132
Athene Global Funding, 4.86%, 8/27/26 (1) 220 221
Par/Shares $ Value
(Amounts in 000s)
Athene Global Funding, 5.349%, 7/9/27 (1) 220 223
Athene Global Funding, 5.684%,
2/23/26 (1) 325 326
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1) 70 68
Brown & Brown, 4.70%, 6/23/28  110 111
Centene, 4.625%, 12/15/29  825 797
CNO Global Funding, 1.75%, 10/7/26 (1) 505 486
CNO Global Funding, 4.875%, 12/10/27 (1) 108 109
Corebridge Global Funding, 4.65%,
8/20/27 (1) 105 105
Corebridge Global Funding, 5.20%,
1/12/29 (1) 90 92
Elevance Health, 5.35%, 10/15/25  85 85
Equitable America Global Funding, 4.65%,
6/9/28 (1) 235 237
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (1) 35 35
Equitable Financial Life Global Funding,
1.70%, 11/12/26 (1) 150 145
Fortitude Group Holdings, 6.25%,
4/1/30 (1) 510 524
GA Global Funding Trust, 5.40%,
1/13/30 (1) 265 272
Health Care Service Corp. A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 145 148
Highmark, 1.45%, 5/10/26 (1) 115 112
Humana, 5.75%, 3/1/28  85 87
Humana, 5.75%, 12/1/28  245 255
Jackson National Life Global Funding,
4.90%, 1/13/27 (1) 215 216
Jackson National Life Global Funding,
5.55%, 7/2/27 (1) 185 189
Jackson National Life Global Funding,
5.60%, 4/10/26 (1) 300 302
Marsh & McLennan, 4.55%, 11/8/27  365 368
Metropolitan Life Global Funding I, 4.05%,
8/25/25 (1) 335 335
Northwestern Mutual Global Funding,
4.35%, 9/15/27 (1) 215 216
Reinsurance Group of America, 3.95%,
9/15/26  214 212
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1) 135 137
UnitedHealth Group, 4.40%, 6/15/28  135 136
UnitedHealth Group, 5.25%, 2/15/28  150 154
7,053
Real Estate Investment Trusts  0.2%
Essex Portfolio, 3.375%, 4/15/26 (6) 199 197
Prologis, 3.875%, 9/15/28  95 94
Realty Income, 5.05%, 1/13/26  65 65
356
Total Financial Institutions 24,541
INDUSTRIAL
 28.3%
Basic Industry  1.2%
BHP Billiton Finance USA, 5.00%, 2/21/30  405 415
Celanese U.S. Holdings, 1.40%, 8/5/26  225 216

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Celanese U.S. Holdings, 6.415%, 7/15/27  138 143
FMC, 3.20%, 10/1/26  135 132
FMC, 3.45%, 10/1/29  219 204
LYB International Finance III, 1.25%,
10/1/25  177 175
Nutrien, 4.90%, 3/27/28  110 112
POSCO, 4.375%, 8/4/25  450 450
Rio Tinto Finance USA, 4.875%, 3/14/30  195 198
Sherwin-Williams, 4.55%, 3/1/28  225 227
Sherwin-Williams, UMBS, 4.25%, 8/8/25  110 110
2,382
Capital Goods  2.3%
Amphenol, 4.75%, 3/30/26  363 364
Amphenol, 5.05%, 4/5/29  45 46
Amrize Finance U.S., 4.70%, 4/7/28 (1) 280 282
Amrize Finance U.S., 4.95%, 4/7/30 (1) 100 101
BAE Systems, 5.00%, 3/26/27 (1) 220 223
Boeing, 2.196%, 2/4/26  195 192
Boeing, 3.20%, 3/1/29  210 200
Boeing, 6.259%, 5/1/27  417 429
Fortive, 3.15%, 6/15/26  264 261
Huntington Ingalls Industries, 5.353%,
1/15/30  80 82
Mohawk Industries, 5.85%, 9/18/28  120 125
Northrop Grumman, 3.25%, 1/15/28  60 59
Owens Corning, 3.40%, 8/15/26  133 131
Owens Corning, 5.50%, 6/15/27  170 174
Regal Rexnord, 6.05%, 2/15/26  576 579
Regal Rexnord, 6.05%, 4/15/28  280 288
Republic Services, 4.75%, 7/15/30  95 97
Republic Services, 4.875%, 4/1/29  285 291
RTX, 6.70%, 8/1/28  38 40
RTX, 7.00%, 11/1/28  150 160
Waste Management, 3.875%, 1/15/29  410 404
4,528
Communications  3.5%
American Tower, 1.60%, 4/15/26  473 462
American Tower, 3.55%, 7/15/27  178 175
AT&T, 4.10%, 2/15/28  95 95
Charter Communications Operating,
4.908%, 7/23/25  221 221
Charter Communications Operating,
6.15%, 11/10/26  120 122
Comcast, 4.15%, 10/15/28  115 115
Cox Communications, 3.35%, 9/15/26 (1) 120 118
Cox Communications, 3.50%, 8/15/27 (1) 100 98
Crown Castle, 1.05%, 7/15/26  255 246
Crown Castle, 2.90%, 3/15/27  265 258
Crown Castle, 4.30%, 2/15/29  40 39
Crown Castle, 4.45%, 2/15/26  320 318
Crown Castle, 4.80%, 9/1/28  195 196
Crown Castle, 5.00%, 1/11/28  140 141
Crown Castle, 5.60%, 6/1/29  145 150
Crown Castle Towers, 4.241%, 7/15/28 (1) 80 79
KT, 4.00%, 8/8/25 (1) 450 450
KT, 4.125%, 2/2/28 (1) 200 199
Par/Shares $ Value
(Amounts in 000s)
NTT Finance, 4.239%, 7/25/25 (1)(6) 200 200
Omnicom Group, 3.60%, 4/15/26  85 84
Rogers Communications, 3.20%, 3/15/27  410 402
Rogers Communications, 5.00%, 2/15/29  500 507
SBA Tower Trust, 1.631%, 11/15/26 (1) 180 172
SBA Tower Trust, 1.884%, 1/15/26 (1) 150 148
SBA Tower Trust, 2.328%, 1/15/28 (1) 110 104
SBA Tower Trust, 4.831%, 10/15/29 (1) 565 565
SBA Tower Trust, 6.599%, 1/15/28 (1) 290 299
T-Mobile USA, 2.25%, 2/15/26  195 192
Take-Two Interactive Software, 5.00%,
3/28/26  340 340
Verizon Communications, 2.10%, 3/22/28  446 422
6,917
Consumer Cyclical  6.3%
Advance Auto Parts, 5.90%, 3/9/26  225 225
American Honda Finance, 5.65%, 11/15/28  335 347
Aptiv Swiss Holdings, 4.65%, 9/13/29  200 199
AutoZone, 5.125%, 6/15/30  215 220
BMW U.S. Capital, 4.60%, 8/13/27 (1) 490 493
CBRE Services, 4.80%, 6/15/30  105 105
Daimler Truck Finance North America,
5.00%, 1/15/27 (1) 150 151
Daimler Truck Finance North America,
5.125%, 9/25/27 (1) 175 177
Daimler Truck Finance North America,
5.15%, 1/16/26 (1) 150 150
Darden Restaurants, 4.35%, 10/15/27  290 290
Dollar General, 3.875%, 4/15/27  97 96
Dollar General, 4.125%, 5/1/28  323 320
Dollar General, 4.625%, 11/1/27  155 156
Dollar General, 5.20%, 7/5/28  166 169
eBay, 3.60%, 6/5/27  515 509
Ford Motor Credit, 5.125%, 11/5/26  200 198
Ford Motor Credit, 5.80%, 3/5/27  235 235
Ford Motor Credit, 5.918%, 3/20/28  200 201
General Motors, 5.35%, 4/15/28 (6) 145 147
General Motors Financial, 5.05%, 4/4/28  385 388
General Motors Financial, 5.35%, 7/15/27  317 322
General Motors Financial, 5.40%, 4/6/26  135 136
General Motors Financial, 5.40%, 5/8/27  196 199
Hyundai Capital America, 4.85%,
3/25/27 (1) 240 241
Hyundai Capital America, 4.875%,
6/23/27 (1)(6) 205 206
Hyundai Capital America, 5.00%, 1/7/28 (1) 230 232
Hyundai Capital America, 5.25%, 1/8/27 (1) 100 101
Hyundai Capital America, 5.50%,
3/30/26 (1) 120 121
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 164
Hyundai Capital America, 6.25%,
11/3/25 (1) 120 120
LG Energy Solution, 5.375%, 7/2/27  390 394
Lowe's, 3.35%, 4/1/27  80 79
Lowe's, 4.40%, 9/8/25  305 305
Lowe's, 4.80%, 4/1/26  175 175

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Marriott International, 5.45%, 9/15/26  90 91
Marriott International, Series R, 3.125%,
6/15/26  365 361
McDonald's, 3.80%, 4/1/28  447 443
Mercedes-Benz Finance North America,
4.80%, 3/30/26 (1) 190 190
Mercedes-Benz Finance North America,
4.80%, 1/11/27 (1) 565 567
O'Reilly Automotive, 4.35%, 6/1/28  195 195
O'Reilly Automotive, 5.75%, 11/20/26  573 583
Ross Stores, 0.875%, 4/15/26  375 364
Sands China, 3.80%, 1/8/26  300 299
Starbucks, 2.00%, 3/12/27  85 82
Starbucks, 4.00%, 11/15/28  200 198
Uber Technologies, 4.50%, 8/15/29 (1) 463 460
Volkswagen Group of America Finance,
4.85%, 8/15/27 (1) 340 340
Volkswagen Group of America Finance,
5.05%, 3/27/28 (1)(6) 200 201
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 242
Volkswagen Group of America Finance,
5.80%, 9/12/25 (1) 280 280
Volkswagen Group of America Finance,
6.00%, 11/16/26 (1) 200 203
12,670
Consumer Non-Cyclical  5.7%
Altria Group, 2.625%, 9/16/26  215 211
BAT International Finance, 1.668%, 3/25/26  225 221
BAT International Finance, 4.448%, 3/16/28  460 461
Becton Dickinson & Company, 4.693%,
2/13/28  375 378
Becton Dickinson & Company, 6.70%,
12/1/26  183 188
Cencora, 3.45%, 12/15/27  61 60
Cencora, 4.625%, 12/15/27  165 167
Cencora, 4.85%, 12/15/29  90 91
Coca-Cola Europacific Partners, 1.50%,
1/15/27 (1) 200 191
CSL Finance, 3.85%, 4/27/27 (1) 90 89
CVS Health, 1.30%, 8/21/27  545 510
CVS Health, 2.875%, 6/1/26  177 174
CVS Health, 3.00%, 8/15/26  105 103
CVS Health, 4.30%, 3/25/28  170 169
CVS Health, 5.00%, 2/20/26  623 623
Diageo Investment, 5.125%, 8/15/30  200 206
HCA, 3.125%, 3/15/27  260 255
HCA, 5.625%, 9/1/28  525 540
HCA, 5.875%, 2/15/26  185 185
Heineken, 3.50%, 1/29/28 (1) 1,000 983
Icon Investments Six, 5.809%, 5/8/27  400 408
Imperial Brands Finance, 4.50%,
6/30/28 (1) 220 220
IQVIA, 6.25%, 2/1/29  125 131
Japan Tobacco, 4.85%, 5/15/28 (1) 430 436
Kroger, 2.65%, 10/15/26  209 205
Kroger, 3.70%, 8/1/27  54 53
Par/Shares $ Value
(Amounts in 000s)
Mars, 4.55%, 4/20/28 (1) 405 408
Mars, 4.60%, 3/1/28 (1) 280 282
Mars, 4.80%, 3/1/30 (1) 255 258
Mattel, 3.375%, 4/1/26 (1) 329 324
PeaceHealth Obligated Group, Series
2020, 1.375%, 11/15/25  50 49
Philip Morris International, 5.125%,
11/17/27  83 85
Solventum, 5.40%, 3/1/29  262 270
Solventum, 5.45%, 2/25/27  505 512
Stryker, 4.25%, 9/11/29  190 189
Stryker, 4.70%, 2/10/28  420 426
Thermo Fisher Scientific, 1.75%, 10/15/28  195 181
Utah Acquisition Sub, 3.95%, 6/15/26  263 260
Viatris, 2.30%, 6/22/27  203 193
Viterra Finance, 2.00%, 4/21/26 (1) 200 196
Viterra Finance, 4.90%, 4/21/27 (1) 280 281
Zoetis, 5.40%, 11/14/25  260 260
11,432
Energy  3.9%
BP Capital Markets, 3.723%, 11/28/28  230 226
BP Capital Markets America, 4.234%,
11/6/28  155 155
Canadian Natural Resources, 2.05%,
7/15/25  485 485
Canadian Natural Resources, 3.85%,
6/1/27  225 222
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  276 278
Columbia Pipelines Holding, 6.055%,
8/15/26 (1) 40 40
Diamondback Energy, 5.20%, 4/18/27  130 132
Enbridge, 4.60%, 6/20/28  90 91
Enbridge, 5.90%, 11/15/26  110 112
Enbridge, 6.00%, 11/15/28  90 94
Energy Transfer, 5.25%, 7/1/29  160 164
Energy Transfer, 6.05%, 12/1/26  475 485
EQT, 3.125%, 5/15/26 (1) 420 412
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 104
HF Sinclair, 5.75%, 1/15/31  285 292
Kinder Morgan, 5.15%, 6/1/30  235 239
Occidental Petroleum, 5.00%, 8/1/27  160 161
Occidental Petroleum, 5.20%, 8/1/29  115 116
ONEOK, 4.25%, 9/24/27  400 399
ONEOK, 4.85%, 7/15/26  465 465
ONEOK, 5.55%, 11/1/26  245 248
Sabine Pass Liquefaction, 4.20%, 3/15/28  82 82
Sabine Pass Liquefaction, 5.875%, 6/30/26  482 484
Schlumberger Holdings, 3.90%, 5/17/28 (1) 371 367
Schlumberger Investment, 4.50%, 5/15/28  201 203
South Bow USA Infrastructure Holdings,
4.911%, 9/1/27 (1) 275 277
Targa Resources, 5.20%, 7/1/27  92 93
Tengizchevroil Finance International,
4.00%, 8/15/26  220 217
Valero Energy, 5.15%, 2/15/30  90 92
Williams, 4.625%, 6/30/30  280 279

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Williams, 4.80%, 11/15/29  165 167
Williams, 5.40%, 3/2/26  505 507
Woodside Finance, 3.70%, 9/15/26 (1) 119 118
7,806
Technology  4.1%
Analog Devices, 1.70%, 10/1/28  115 107
Atlassian, 5.25%, 5/15/29  105 108
Cadence Design Systems, 4.20%, 9/10/27  24 24
Dell International, 4.75%, 4/1/28  270 273
Fiserv, 4.20%, 10/1/28  184 183
Fiserv, 5.15%, 3/15/27  235 238
Fortinet, 1.00%, 3/15/26  330 321
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 205
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 209
Intel, 3.15%, 5/11/27  95 93
Intel, 3.75%, 8/5/27  165 163
Intel, 4.00%, 8/5/29  180 176
Intel, 4.875%, 2/10/28  56 57
International Business Machines, 4.65%,
2/10/28  682 690
Keysight Technologies, 5.35%, 7/30/30  230 237
Marvell Technology, 1.65%, 4/15/26  130 127
Marvell Technology, 4.75%, 7/15/30  85 85
Marvell Technology, 4.875%, 6/22/28  400 404
Micron Technology, 5.375%, 4/15/28  535 549
NXP, 3.15%, 5/1/27  55 54
NXP, 3.875%, 6/18/26  190 188
NXP, 4.30%, 6/18/29  238 235
NXP, 4.40%, 6/1/27  35 35
Oracle, 1.65%, 3/25/26  505 495
Oracle, 5.80%, 11/10/25  140 140
Paychex, 5.10%, 4/15/30  495 507
S&P Global, 2.45%, 3/1/27  485 472
Synopsys, 4.65%, 4/1/28  510 515
Synopsys, 4.85%, 4/1/30  325 330
Western Digital, 4.75%, 2/15/26  103 103
Western Union, 1.35%, 3/15/26  676 658
Workday, 3.50%, 4/1/27  120 118
8,099
Transportation  1.3%
American Airlines PTT, Series 2017-2,
Class B, 3.70%, 10/15/25  162 160
Canadian Pacific Railway, 1.75%, 12/2/26  135 130
Delta Air Lines, 4.95%, 7/10/28  185 186
Element Fleet Management, 5.037%,
3/25/30 (1) 185 186
Element Fleet Management, 5.643%,
3/13/27 (1) 175 178
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 348
ERAC USA Finance, 5.00%, 2/15/29 (1) 140 143
FedEx, 3.25%, 4/1/26  459 455
Penske Truck Leasing, 1.70%, 6/15/26 (1) 50 49
Penske Truck Leasing, 3.40%, 11/15/26 (1) 80 79
Penske Truck Leasing, 5.35%, 1/12/27 (1) 135 136
Penske Truck Leasing, 5.75%, 5/24/26 (1) 530 534
Par/Shares $ Value
(Amounts in 000s)
Sydney Airport Finance, 3.625%,
4/28/26 (1) 61 61
2,645
Total Industrial 56,479
UTILITY
 2.9%
Electric  2.5%
AES, 1.375%, 1/15/26  403 395
American Electric Power, 5.20%, 1/15/29  325 333
Appalachian Power, Series X, 3.30%,
6/1/27  437 429
Constellation Energy Generation, 5.60%,
3/1/28  145 150
DTE Energy, 4.95%, 7/1/27  150 152
DTE Energy, 5.20%, 4/1/30  200 204
Duke Energy, 4.30%, 3/15/28  140 140
Enel Finance International, 1.625%,
7/12/26 (1) 265 257
Enel Finance International, 7.05%,
10/14/25 (1) 200 201
Exelon, 5.15%, 3/15/29  100 102
FirstEnergy, Series B, 3.90%, 7/15/27  340 337
FirstEnergy Transmission, 4.55%, 1/15/30  80 80
National Rural Utilities Cooperative
Finance, 4.12%, 9/16/27  118 118
National Rural Utilities Cooperative
Finance, 4.80%, 3/15/28  210 213
National Rural Utilities Cooperative
Finance, 5.10%, 5/6/27  157 159
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 299
NextEra Energy Capital Holdings, 5.749%,
9/1/25  130 130
Niagara Mohawk Power, 4.647%,
10/3/30 (1) 175 175
NRG Energy, 2.00%, 12/2/25 (1) 140 137
Public Service Enterprise Group, 4.90%,
3/15/30  345 350
Southern, 5.113%, 8/1/27  180 182
Terraform Global Operating, 6.125%,
3/1/26 (1) 217 216
Trans-Allegheny Interstate Line, 5.00%,
1/15/31 (1) 50 51
Vistra Operations, 5.05%, 12/30/26 (1) 127 128
4,938
Natural Gas  0.4%
APA Infrastructure, 4.25%, 7/15/27 (1) 487 488
NiSource, 5.25%, 3/30/28  60 62
Sempra, 5.40%, 8/1/26  125 126
Southern California Gas, 2.95%, 4/15/27  185 180
856
Total Utility 5,794
Total Corporate Bonds
(Cost $86,158) 86,814

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 1.9%
Government Sponsored  0.1%
MEGlobal, 2.625%, 4/28/28  200 189
189
Owned No Guarantee  1.7%
Bank Mandiri Persero, 5.50%, 4/4/26  500 503
Korea Electric Power, 5.375%, 7/31/26 (1) 450 455
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 445
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 200 200
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 340 346
NBN, 1.45%, 5/5/26 (1) 405 395
Republic of Chile, 3.625%, 8/1/27  525 516
State Bank of India, 1.80%, 7/13/26  500 486
3,346
Sovereign  0.1%
KSA Sukuk, 4.303%, 1/19/29  300 299
299
Total Foreign Government Obligations &
Municipalities
(Cost $3,817) 3,834
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 7.3%
Collateralized Mortgage
Obligations  3.7%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 16 15
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 87 75
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 25 21
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 79 68
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 88 74
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 523 525
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM
7.084%, 9/25/29, Acquisition Date: 8/29/24,
Cost $231 (3)(4) 231 231
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 196 178
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 62 56
Par/Shares $ Value
(Amounts in 000s)
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 43 37
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 78 67
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 295 295
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 262 264
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 112 113
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 192 193
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.755%, 3/25/45 (1) 105 106
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 384 382
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 16 15
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 38 34
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 233 232
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 95 95
EFMT
Series 2024-NQM1, Class A1B, CMO,
STEP
5.81%, 11/25/69 (1) 419 420
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 97 98
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 11 10
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 5.284%, 3/25/50 (1) 114 109
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.647%, 12/25/46 (1) 33 32
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.848%, 5/25/47 (1) 4 4
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 27 25

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 8 8
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 13 12
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 221
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 310
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 165 166
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
6.145%, 7/25/44 (1) 3 3
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 132 133
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 81 69
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 285 283
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 78 70
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 283 285
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 19 18
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 38 34
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 5.639%, 6/25/59 (1) 9 9
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 5.384%, 2/25/60 (1) 21 21
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 20 18
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 46 42
OBX Trust
Series 2025-NQM6, Class A1, CMO, STEP
5.603%, 3/25/65 (1) 185 186
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 20 18
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 1 1
Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 79 77
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 56 52
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 189 165
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.955%, 1/25/34 (1) 37 37
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 6.105%, 11/25/41 (1) 90 91
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO,
ARM
SOFR30A + 2.95%, 7.255%, 6/25/42 (1) 141 145
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.155%, 11/25/43 (1) 91 92
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.255%, 1/25/45 (1) 70 70
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 40 36
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 311 297
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 52 51
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 118 116
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
2.733%, 5/25/65 (1) 17 16
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 25 22
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 33 30
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 24 21
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 46 41
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 10 9
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 51 47

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 83 84
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 61 62
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 112 112
7,354
Commercial Mortgage-Backed
Securities  3.4%
ALA Trust
Series 2025-OANA, Class A, ARM
1M TSFR + 1.743%, 6.043%, 6/15/40 (1) 195 196
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 5.576%, 4/15/34 (1) 205 196
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  42 44
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  165 172
BANK5
Series 2024-5YR12, Class A3, ARM
5.902%, 12/15/57  95 100
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  110 115
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  165 166
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  140 146
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  55 55
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  99 100
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  275 292
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  108 109
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 5.576%, 9/15/38 (1) 200 199
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 5.302%, 1/17/39 (1) 190 190
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.954%, 12/15/39 (1) 150 150
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 5.953%, 5/15/41 (1) 182 183
Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 6.153%, 5/15/41 (1) 182 183
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM
1M TSFR + 1.793%, 6.105%, 1/15/42 (1) 100 101
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.704%, 1/15/42 (1) 245 243
BX Trust
Series 2025-GW, Class A, ARM
1M TSFR + 1.60%, 5.90%, 7/15/42 (1) 305 306
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.661%, 8/10/47 (1) 66 63
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M TSFR + 1.814%, 6.126%, 7/15/38 (1) 167 167
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 6.252%, 5/15/37 (1) 240 240
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM
5.649%, 1/13/40 (1) 200 206
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 6.526%, 9/15/29 (1) 355 302
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 6.446%, 10/15/33 (1) 255 253
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.534%, 6.846%, 10/15/33 (1) 210 208
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 6.18%, 8/15/38 (1) 243 241
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 139
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.903%, 5/15/41 (1) 245 244
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 301
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 5.376%, 3/15/36 (1) 315 302
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 5.526%, 3/15/36 (1) 170 161
ROCK Trust
Series 2024-CNTR, Class A
5.388%, 11/13/41 (1) 300 307
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 6.053%, 5/15/39 (1) 195 194

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 6.402%, 6/15/39 (1) 270 269
6,843
Residential Mortgage  0.2%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 250 248
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 81 77
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 22 22
347
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $14,922) 14,544
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 7.1%
U.S. Government Agency
Obligations  6.1%
Federal Home Loan Mortgage
3.50%, 3/1/46  72 67
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  44 46
7.00%, 3/1/39  31 33
7.50%, 6/1/38  29 31
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.56%, 1/1/36  3 3
1Y CMT + 2.25%, 7.079%, 10/1/36  1 1
RFUCCT1Y + 1.625%, 6.45%, 6/1/38  10 10
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  4 4
RFUCCT1Y + 1.726%, 7.564%, 7/1/35  1 1
RFUCCT1Y + 1.733%, 7.608%, 10/1/36  2 2
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  1 1
RFUCCT1Y + 1.769%, 6.693%, 5/1/38  5 5
RFUCCT1Y + 1.775%, 6.688%, 5/1/37  1 1
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1 1
RFUCCT1Y + 1.919%, 6.918%, 2/1/37  1 1
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 6.957%, 2/1/38  6 6
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52 - 5/1/52  267 224
3.00%, 11/1/34 - 6/1/52  325 292
3.50%, 2/1/52  227 206
4.00%, 12/1/49  28 26
4.50%, 5/1/50 - 2/1/53  1,018 975
5.50%, 8/1/53 - 4/1/55  703 706
6.00%, 9/1/53 - 6/1/55  983 1,002
6.50%, 9/1/54 - 6/1/55  431 446
Federal Home Loan Mortgage Multifamily
Structured PTC, 4.60%, 6/25/30  153 155
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  2 2
Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.523%, 6.963%, 7/1/35  1 1
RFUCCT1Y + 1.588%, 6.731%, 7/1/36  3 3
RFUCCT1Y + 1.613%, 6.746%, 12/1/35  4 4
RFUCCT1Y + 1.655%, 7.53%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  1 1
RFUCCT1Y + 1.78%, 6.405%, 1/1/34  5 5
RFUCCT1Y + 1.788%, 6.788%, 5/1/38  2 2
RFUCCT1Y + 1.83%, 6.83%, 4/1/38  6 6
RFUCCT1Y + 1.853%, 7.631%, 8/1/38  4 4
RFUCCT1Y + 1.892%, 6.892%, 12/1/35  — —
RFUCCT1Y + 1.906%, 6.906%, 5/1/38  4 4
RFUCCT1Y + 2.04%, 6.665%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  93 75
2.50%, 1/1/52 - 1/1/54  450 375
3.00%, 1/1/27  17 16
3.50%, 3/1/28 - 1/1/52  94 86
4.00%, 11/1/49 - 9/1/52  617 575
4.50%, 12/1/40 - 11/1/52  603 584
5.00%, 9/1/25 - 9/1/54  2,119 2,086
5.50%, 12/1/34 - 10/1/54  864 873
6.00%, 3/1/34 - 8/1/54  660 681
6.50%, 7/1/32 - 6/1/55  2,445 2,527
12,161
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
2.00%, 3/20/52  17 14
3.00%, 9/20/47  561 502
3.50%, 7/20/52  674 615
4.00%, 10/20/50 - 10/20/52  331 310
5.00%, 12/20/34 - 11/20/47  187 189
5.50%, 3/20/48 - 3/20/49  29 30
Government National Mortgage Assn.,
TBA, 5.50%, 7/20/55 (7) 460 461
2,121
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $14,507) 14,282
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 17.6%
U.S. Treasury Obligations  17.6%
U.S. Treasury Inflation-Indexed Notes,
1.625%, 4/15/30  1,003 1,009
U.S. Treasury Notes, 3.75%, 4/30/27  2,000 2,000
U.S. Treasury Notes, 3.875%, 3/31/27  9,930 9,947
U.S. Treasury Notes, 3.875%, 5/31/27  1,670 1,674
U.S. Treasury Notes, 4.125%, 1/31/27  15,110 15,180
U.S. Treasury Notes, 4.125%, 2/28/27 (8) 4,305 4,328
U.S. Treasury Notes, 4.25%, 12/31/26  1,045 1,051
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $35,052) 35,189

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS
 3.0%
Commercial Paper  1.1%
4(2)  1.1% (9)
Crown Castle International, 5.064%,
7/22/25  545 543
FMC, 5.273%, 7/3/25  545 545
Harley-Davidson Financial Services,
5.029%, 8/4/25  545 543
HCA, 4.97%, 7/17/25  495 494
2,125
Money Market Funds  1.9%
T. Rowe Price Government Reserve Fund,
4.37% (10)(11) 3,868 3,868
3,868
Total Short-Term Investments
(Cost $5,993) 5,993
SECURITIES LENDING COLLATERAL
 0.4%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund,
4.37% (10)(11) 799 799
Total Investments in a Pooled Account
through Securities Lending Program
with State Street Bank and Trust
Company 799
Total Securities Lending Collateral
(Cost $799) 799
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED
 0.0%
OTC Options Purchased 0.0%
Counterparty
Description Contracts
Notional
Amount $ Value
Goldman
Sachs
Credit Default
Swap,
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.IG-S44,
5 Year Index,
6/20/30),
Pay 1.00%
Quarterly,
Receive upon
credit default,
8/20/25 @
0.70%* (12) 1 9,950 3
Total Options Purchased (Cost $28) 3
Total Investments in Securities
101.4% of Net Assets
(Cost $202,149) $ 202,566

T. ROWE PRICE Limited-Term Bond Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $76,130 and represents 38.1% of net assets.
(2) All or a portion of this loan is unsettled as of June 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $567 and represents 0.3% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) See Note 4 . All or a portion of this security is on loan at June 30, 2025.
(7) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $461 and represents 0.2% of net assets.
(8) At June 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $2,125 and represents 1.1% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
(12) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
OTC Over-the-counter
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Swap, Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index, 6/20/30), Pay 1.00% Quarterly,
Receive upon credit default, 8/20/25 @ 0.80%* 1 4,975 (1)
Goldman Sachs
Credit Default Swap, Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index, 6/20/30), Receive 1.00%
Quarterly, Pay upon credit default, 8/20/25 @ 0.60%* 1 9,950 (39)
Total Options Written (Premiums $(19)) $ (40)

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 75 U.S. Treasury Notes five year contracts 9/25 (8,175) $ (91)
Short, 41 U.S. Treasury Notes ten year contracts 9/25 (4,597) (82)
Long, 272 U.S. Treasury Notes two year contracts 9/25 56,583 212
Short, 13 Ultra U.S. Treasury Bonds contracts 9/25 (1,549) (66)
Short, 23 Ultra U.S. Treasury Notes ten year contracts 9/25 (2,628) (58)
Net payments (receipts) of variation margin to date 48
Variation margin receivable (payable) on open futures contracts $ (37)

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.37% $ — $ — $ 55++
Totals $ —# $ — $ 55+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government Reserve Fund, 4.37% $ 7,029  ¤  ¤ $ 4,667
Total $ 4,667^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $55 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,667.

T. ROWE PRICE Limited-Term Bond Portfolio
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $202,149) $ 202,566
Interest receivable 1,838
Receivable for investment securities sold 312
Receivable for shares sold 59
Cash 1
Other assets 4
Total assets 204,780
Liabilities
Payable for investment securities purchased 4,016
Obligation to return securities lending collateral 799
Investment management fees payable 48
Options written (premiums $19) 40
Variation margin payable on futures contracts 37
Payable for shares redeemed 10
Due to affiliates 1
Other liabilities 70
Total liabilities 5,021
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 199,759
Net Assets Consist of:
Total distributable earnings (loss) $ (6,211)
Paid-in capital applicable to 42,264,462 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 205,970
NET ASSETS $ 199,759
NET ASSET VALUE PER SHARE
Limited-Term Bond Portfolio Class
(Net assets: $178,573; Shares outstanding: 37,763,396) $ 4.73
Limited-Term Bond Portfolio-II Class
(Net assets: $21,186; Shares outstanding: 4,501,066) $ 4.71

T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
.
  Interest $ 4,602
Dividend 55
Securities lending 1
Total income 4,658
Expenses
Investment management 285
Shareholder servicing
Limited-Term Bond Portfolio Class $ 134
Limited-Term Bond Portfolio-II Class 16 150
Rule 12b-1 fees
Limited-Term Bond Portfolio-II Class 26
Prospectus and shareholder reports
Limited-Term Bond Portfolio Class 6
Limited-Term Bond Portfolio-II Class 1 7
Custody and accounting 115
Legal and audit 21
Miscellaneous 8
Waived / paid by Price Associates (101)
Total expenses 511
Net investment income 4,147
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (221)
Futures 258
Swaps 14
Options written 6
Net realized gain 57
Change in net unrealized gain / loss
Securities 1,757
Futures (274)
Options written (21)
Change in net unrealized gain / loss 1,462
Net realized and unrealized gain / loss 1,519
INCREASE IN NET ASSETS FROM OPERATIONS
$ 5,666

T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,147 $ 8,096
Net realized gain (loss) 57 (712)
Change in net unrealized gain / loss 1,462 1,942
Increase in net assets from operations 5,666 9,326
Distributions to shareholders
Net earnings
Limited-Term Bond Portfolio Class (3,721) (7,352)
Limited-Term Bond Portfolio-II Class (427) (715)
Decrease in net assets from distributions (4,148) (8,067)
Capital share transactions
*
Shares sold
Limited-Term Bond Portfolio Class 23,139 32,304
Limited-Term Bond Portfolio-II Class 4,465 5,202
Distributions reinvested
Limited-Term Bond Portfolio Class 3,701 7,355
Limited-Term Bond Portfolio-II Class 425 716
Shares redeemed
Limited-Term Bond Portfolio Class (22,124) (36,766)
Limited-Term Bond Portfolio-II Class (3,653) (3,285)
Increase in net assets from capital share transactions 5,953 5,526
Net Assets
Increase during period 7,471 6,785
Beginning of period 192,288 185,503
End of period $ 199,759 $ 192,288
*Share information (000s)
Shares sold
Limited-Term Bond Portfolio Class 4,913 6,903
Limited-Term Bond Portfolio-II Class 954 1,117
Distributions reinvested
Limited-Term Bond Portfolio Class 785 1,573
Limited-Term Bond Portfolio-II Class 90 154
Shares redeemed
Limited-Term Bond Portfolio Class (4,700) (7,854)
Limited-Term Bond Portfolio-II Class (779) (707)
Increase in shares outstanding 1,263 1,186

T. Rowe Price Limited-Term Bond Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Limited-Term Bond Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Limited-
Term Bond Portfolio (Limited-Term Bond Portfolio Class) and the Limited-Term Bond Portfolio–II (Limited-Term Bond
Portfolio–II Class). Limited-Term Bond Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule
12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. Limited-Term Bond Portfolio–
II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. Rowe Price Limited-Term Bond Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. Rowe Price Limited-Term Bond Portfolio

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 140,119 $ — $ 140,119
Asset-Backed Securities — 40,772 336 41,108
Non-U.S. Government Mortgage-Backed Securities — 14,313 231 14,544
Short-Term Investments 3,868 2,125 — 5,993
Securities Lending Collateral 799 — — 799
Options Purchased — 3 — 3
Total Securities 4,667 197,332 567 202,566
Futures Contracts* 212 — — 212
Total $ 4,879 $ 197,332 $ 567 $ 202,778
Liabilities
Options Written $ — $ 40 $ — $ 40
Futures Contracts* 297 — — 297
Total $ 297 $ 40 $ — $ 337
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S. Government & Agency Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Limited-Term Bond Portfolio

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 212
Credit derivatives Securities^ 3
^
,*
Total $ 215
^
,*
Liabilities
Interest rate derivatives Futures $ 297
Credit derivatives Options Written 40
Total $ 337
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 4 $ 6 $ 258 $ — $ 268
Credit derivatives (12) — — 14 2
Total $ (8) $ 6 $ 258 $ 14 $ 270
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ — $ (274) $ — $ (274)
Credit derivatives (25) (21) — — (46)
Total $ (25) $ (21) $ (274) $ — $ (320)
^ Options purchased are reported as securities.

T. Rowe Price Limited-Term Bond Portfolio

against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of June 30, 2025, securities valued at $374,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and

T. Rowe Price Limited-Term Bond Portfolio

potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 34% and 37% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option).
Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on
unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 17% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit

T. Rowe Price Limited-Term Bond Portfolio

default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches”
or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO.
Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30,
2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral

T. Rowe Price Limited-Term Bond Portfolio

in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2025, the value of loaned securities was $776,000; the value of cash collateral and related investments was $799,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S.
government securities aggregated $50,789,000 and $39,853,000, respectively, for the six months ended June 30,
2025. Purchases and sales of U.S. government securities aggregated $46,465,000 and $48,687,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2024, the fund had
$6,465,000 of available capital loss carryforwards.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $202,160,000.
Net unrealized gain aggregated $280,000 at period-end, of which $1,663,000 related to appreciated investments and
$1,383,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Prior to May 1, 2025, Price Associates had entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by
Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.50%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses

T. Rowe Price Limited-Term Bond Portfolio

previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $101,000 and allocated ratably in the amounts of $90,000 and $11,000 for the Limited-
Term Bond Portfolio Class and Limited-Term Bond Portfolio-II Class, respectively, for the six months ended June 30,
2025. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $223,000 remain subject to repayment by the fund at June 30, 2025.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $64,000 for Price Associates and $3,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. Rowe Price Limited-Term Bond Portfolio

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Limited-Term Bond Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into investment subadvisory agreements (Subadvisory Contracts) with T. Rowe Price International
Ltd and T. Rowe Price Hong Kong Limited (Subadvisers) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by these Subadvisers and the Adviser was not seeking continuation of these Subadvisory Contracts. As a result, the Board approved terminating these Subadvisory Contracts with respect to the fund at the end of their term on April 30, 2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Limited-Term Bond Portfolio

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T.
Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe
Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Limited-Term Bond Portfolio

and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group) and fifth quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E303-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025